Trade and Other Receivables - Schedule Of Trade And Other Receivables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other receivables [Abstract]
Trade receivables	$ 1,791,046	$ 3,501,223
Allowance for doubtful accounts	(1,090,066)	(1,530,667)
Taxes receivable	843,447	766,540
Total	$ 1,544,427	$ 2,737,096